Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Major Subsidiaries

During 2024, the Company’s major subsidiaries include the following entities:

Name	Date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of ownership %	Principal activity
Subsidiaries

Ambow Education Inc.	July 5, 2016	United States	100%	Investment Holding

Ambow BSC Inc. (Note i)	February 14, 2017	United States	100%	Investment Holding

Bay State College Inc. (Note i)	November 20, 2017	United States	100%	CP&CE Programs

Ambow NSAD Inc.	May 8, 2019	United States	100%	Investment Holding

NewSchool of Architecture and Design, LLC (“NewSchool”)	March 6, 2020	United States	100%	CP&CE Programs